Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 332,000
Previously Paid Amount	0.00
Total Fee Amount	45.85
Total Offset Amount	0.00
Net Fee	45.85
Narrative - Max Aggregate Offering Price	$ 332,000
Final Prospectus	true